Risks and concentration (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of concentration of risk

Customers which contributed more than 10% of total revenue are as below:

	For the year ended December 31,
	2023	2024	2025
Customer A	42%	0%	0%
Customer B	1%	31%	35%
Customer C	56%	20%	27%
Customer D	0%	10%	22%